Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

	12-31-2020	12-31-2019
	%	%
Fixed interest rate debt	38%	39%